                 HARTFORD LEADERS OUTLOOK (SERIES I & SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-40414

                      SUPPLEMENT DATED JULY 23, 2004 TO THE
        STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004, AS AMENDED

Effective July 23, 2004, the following Sub-Accounts are closed and removed in their entirety from the Statement of Additional Information:

   -  Huntington VA International Equity Fund Sub-Account
   -  Huntington VA Macro 100 Fund Sub-Account
   -  Huntington VA Mortgage Securities Fund Sub-Account
   -  Huntington VA Situs Small Cap Fund Sub-Account

All references to the Huntington VA International Equity Fund Sub-Account, the Huntington VA International Equity Fund, the Huntington VA Macro 100 Fund Sub-Account, The Huntington VA Macro 100 Fund, the Huntington VA Mortgage Securities Fund Sub-Account, the Huntington VA Mortgage Securities Fund, the Huntington VA Situs Small Cap Fund Sub-Account and the Huntington VA Situs Small Cap Fund are deleted from the Statement of Additional Information.


            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV- 4925